Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

As of December 31, 2025, amounts due from affiliates consisted of the following:

Name	Amount	Relationship	Note
3D Global	$33,636	The Company’s CEO, the director of YD Biopharma, holds 12.85% of 3D Global shares	Prepaid royalty fee
EG BioMed	$291,540	The Company’s CEO, the director of the Company, holds 45.3% of the shares of EG BioMed	Prepayment of research and development expenses and other expenses

As of December 31, 2024, the amount due from an affiliate of the related parties in the above table was nil.

As of December 31, 2025, the amounts due to affiliates consisted of the following:

Name	Amount	Relationship	Note
3D Global	$350,400	The Company’s CEO, the director of YD Biopharma, holds 12.85% of 3D Global shares	Trade payables due to the Company, interest free and payment on demand.
3D Global	$420,429	The Company’s CEO, the director of YD Biopharma, holds 12.85% of 3D Global shares	Research and development expenses payable
EG Bio USA	$48,471	EG Bio USA is a wholly owned subsidiary of EG BioMed	Service charge for laboratory payable

As of December 31, 2024, the amounts due to affiliates consisted of the following:

Name	Amount	Relationship	Note
EG BioMed	$37,086	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed	Research and development expenses payable

For the year ended December 31, 2025, the Company had the following transactions with affiliates:

Name	Amount	Relationship	Note
3D Global	$1,445,868	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global	Research and development expenses
3D Global	$1,880,523	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global	Sales of products to the Company
3D Global	$2,273	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global	Royalties
EG BioMed	$17,003	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed	Research and development expenses
EG Bio USA	$138,471	EG Bio USA is a wholly-owned subsidiary of EG BioMed	Service charge for laboratory
Ji Yan Biomedical Co., Ltd	$1,358	The Company’s CEO, the director of Company, holds 75.94% of the shares of Ji Yan Biomedical Co., Ltd	Sales by the Company

For the year ended December 31,2024, the Company had the following transactions with affiliates:

Name	Amount	Relationship	Note
The Company’s CEO	$455,887	Company director and major shareholder	On August 31,2024, the Company issued 77,269 common shares with the par value of $0.10 each at $6.00 per shares to The Company’s CEO to Settle the amount due to The Company’s CEO. It represented the share capital of $7,727and the additional paid in capital of $455,887.
EG BioMed	$1,848,000	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed	Granting of EG BioMed Patent to the Company
EG BioMed	$37,937	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed	Research and development expenses
3D Global	$952,381	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global	Granting of 3D Global Patent to the Company
3D Global	$453,416	The Company’s CEO, the director of Company, holds 12.85% of the shares of 3D Global	Research and development expenses